Financial Risk Management - Schedule of Maturity Dates of Financial Liabilities (Details) (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	$ 242,749	$ 202,853	$ 146,355
Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	191,063
Other liabilities	2,660
Accounts payable	45,773
Total	239,496
0 to 1 year [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	39,336
Other liabilities	2,383
Accounts payable	45,605
Total	87,324
1 - 2 year [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	11,411
Other liabilities	33
Accounts payable	150
Total	11,594
2 - 3 year [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	19,051
Other liabilities	24
Accounts payable	12
Total	19,087
3 - 4 year [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	25,776
Other liabilities	22
Total	25,798
4 - 5 year [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	13,929
Other liabilities	22
Total	13,951
More than 5 years [member] | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	81,560
Other liabilities	176
Accounts payable	6
Total	$ 81,742